Portfolio of Investments

Touchstone Balanced Fund – September 30, 2020 (Unaudited)

Shares		Market Value
	Common Stocks — 62.2%
	Information Technology — 17.3%
7,076	Apple, Inc.	$819,472
3,214	Avnet, Inc.	83,050
1,250	International Business Machines Corp.	152,087
3,845	Microsoft Corp.	808,719
4,155	Oracle Corp.	248,054
1,544	salesforce.com, Inc.*	388,038
2,022	SS&C Technologies Holdings, Inc.	122,371
1,466	Texas Instruments, Inc.	209,330
786	Workday, Inc. - Class A*	169,092

		3,000,213

	Communication Services — 11.8%
433	Alphabet, Inc. - Class C*	636,337
2,825	AT&T, Inc.	80,541
6,110	Comcast Corp. - Class A	282,649
2,225	Facebook, Inc. - Class A*	582,727
3,262	Fox Corp. - Class A	90,781
398	Netflix, Inc.*	199,012
1,435	Walt Disney Co. (The)	178,055

		2,050,102

	Consumer Discretionary — 8.9%
751	Alibaba Group Holding Ltd. (China) ADR*	220,779
196	Amazon.com, Inc.*	617,151
1,850	Hilton Worldwide Holdings, Inc.	157,842
2,689	JD.com, Inc. (China) ADR*	208,693
2,072	Starbucks Corp.	178,026
4,767	Trip.com Group Ltd. (China) ADR*	148,444

		1,530,935

	Financials — 6.9%
9,312	Bank of America Corp.	224,326
2,563	Berkshire Hathaway, Inc. - Class B*	545,765
1,356	Goldman Sachs Group, Inc. (The)	272,515
1,904	Signature Bank/NewYork NY	158,013

		1,200,619

	Health Care — 6.8%
1,264	AmerisourceBergen Corp.	122,507
3,773	Bristol-Myers Squibb Co.	227,474
1,790	HCA Healthcare, Inc.	223,177
2,327	Johnson & Johnson	346,444
845	UnitedHealth Group, Inc.	263,446

		1,183,048

	Industrials — 5.5%
1,144	Deere & Co.	253,545
648	FedEx Corp.	162,985
1,446	Hubbell, Inc.	197,870
667	Parker-Hannifin Corp.	134,961
3,619	Raytheon Technologies Corp.	208,237

		957,598

	Consumer Staples — 2.4%
2,761	Monster Beverage Corp.*	221,432
2,449	Philip Morris International, Inc.	183,651

		405,083

	Real Estate — 1.0%
1,839	Jones Lang LaSalle, Inc.	175,919

	Materials — 0.8%
2,473	DuPont de Nemours, Inc.	137,202

	Energy — 0.8%
2,491	Exxon Mobil Corp.	85,516

Shares		Market Value

	Energy — (Continued)
3,317	Schlumberger Ltd.	$51,613

		137,129

	Total Common Stocks	$10,777,848

Principal Amount
	Corporate Bonds — 17.5%
	Financials — 3.5%
$18,000	American Financial Group, Inc., 5.250%, 4/2/30	21,804
24,000	Ares Capital Corp., 3.250%, 7/15/25	23,773
50,000	Bank of America Corp. MTN, 4.000%, 1/22/25	55,700
24,000	Bank of Montreal (Canada), 3.803%, 12/15/32	26,750
14,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	18,217
18,000	Citigroup, Inc., 3.200%, 10/21/26	19,856
11,000	Citigroup, Inc., 4.750%, 5/18/46	13,805
24,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.850%, 2/15/27(A)	21,831
20,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 1.264%, 7/24/23(A)	20,111
32,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	35,870
30,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	31,423
16,000	JPMorgan Chase & Co., 2.956%, 5/13/31	17,166
25,000	JPMorgan Chase & Co., 3.509%, 1/23/29	28,120
44,000	Mastercard, Inc., 3.300%, 3/26/27	50,155
45,000	Morgan Stanley, 3.950%, 4/23/27	51,011
25,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	27,981
18,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	20,337
16,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.795%, 1/15/27(A)	14,949
26,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.816%, 6/1/28(A)	23,800
10,000	State Street Corp., 144a, (SOFR +2.690%), 2.825%, 3/30/23(A)	10,347
20,000	Toronto-Dominion Bank (The) (Canada) MTN, 1.150%, 6/12/25	20,325
34,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.950%, 5/15/27(A)	31,931
22,000	Truist Financial Corp. MTN, 2.850%, 10/26/24	23,840

		609,102

	Consumer Staples — 2.1%
28,000	Anheuser-Busch Cos, LLC / Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.900%, 2/1/46	34,525
17,000	BAT International Finance PLC (United Kingdom), 1.668%, 3/25/26	17,058
58,000	Costco Wholesale Corp., 1.375%, 6/20/27	59,410
50,000	General Mills, Inc., (3M LIBOR +1.010%), 1.283%, 10/17/23(A)	50,542
16,000	Kroger Co. (The), 5.000%, 4/15/42	20,481
42,000	Mars, Inc., 144a, 3.875%, 4/1/39	49,470
25,000	Mondelez International, Inc., 3.625%, 5/7/23	27,078
55,000	PepsiCo, Inc., 1.625%, 5/1/30	56,504
20,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	22,507
13,000	Starbucks Corp., 3.350%, 3/12/50	13,340
14,000	Sysco Corp., 5.950%, 4/1/30	17,744

		368,659

	Health Care — 2.0%
7,000	Abbott Laboratories, 3.750%, 11/30/26	8,126

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 17.5% (Continued)
	Health Care — (Continued)
$20,000	AbbVie, Inc., 4.450%, 5/14/46	$23,818
15,000	AbbVie, Inc., 144a, 3.800%, 3/15/25	16,633
18,000	AbbVie, Inc., 144a, 5.000%, 12/15/21	18,769
5,000	Becton Dickinson and Co., (3M LIBOR +1.030%), 1.280%, 6/6/22(A)	5,035
9,000	Becton Dickinson and Co., 4.685%, 12/15/44	11,128
17,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	23,907
36,000	Cigna Corp., 4.375%, 10/15/28	42,824
7,000	CommonSpirit Health, 4.187%, 10/1/49	7,448
23,000	CVS Health Corp., 4.300%, 3/25/28	26,921
13,000	CVS Health Corp., 5.125%, 7/20/45	16,425
35,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	39,149
45,000	Johnson & Johnson, 2.900%, 1/15/28	50,705
36,000	Mylan, Inc., 4.550%, 4/15/28	41,937
16,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	18,381

		351,206

	Information Technology — 1.9%
75,000	Apple, Inc., 2.750%, 1/13/25	81,219
24,000	Apple, Inc., 4.650%, 2/23/46	33,497
18,000	Fiserv, Inc., 3.500%, 7/1/29	20,518
23,000	Global Payments, Inc., 2.650%, 2/15/25	24,409
22,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	24,878
11,000	Micron Technology, Inc., 5.327%, 2/6/29	13,229
34,000	Microsoft Corp., 3.500%, 2/12/35	41,946
20,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	23,645
46,000	Oracle Corp., 2.650%, 7/15/26	50,223
17,000	Visa, Inc., 4.150%, 12/14/35	22,014

		335,578

	Industrials — 1.9%
18,000	Bemis Co., Inc., 2.630%, 6/19/30	19,187
5,000	Boeing Co. (The), 5.040%, 5/1/27	5,505
10,000	Boeing Co. (The), 5.805%, 5/1/50	12,098
25,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	36,125
24,000	Carrier Global Corp., 144a, 3.577%, 4/5/50	25,496
17,000	Eagle Materials, Inc., 4.500%, 8/1/26	17,636
12,000	Embraer Netherlands Finance BV (Brazil), 5.050%, 6/15/25	11,520
7,000	Embraer Netherlands Finance BV (Brazil), 5.400%, 2/1/27	6,647
21,000	FedEx Corp., 5.100%, 1/15/44	26,877
12,000	General Electric Co., 4.125%, 10/9/42	12,141
46,000	John Deere Capital Corp. MTN, 2.450%, 1/9/30	50,021
20,000	Norfolk Southern Corp., 4.837%, 10/1/41	26,266
32,000	Otis Worldwide Corp., 3.112%, 2/15/40	34,258
19,000	Roper Technologies, Inc., 2.950%, 9/15/29	20,914
17,000	Xylem, Inc., 1.950%, 1/30/28	17,713

		322,404

	Utilities — 1.4%
14,000	American Water Capital Corp., 6.593%, 10/15/37	21,286
26,000	DTE Energy Co. Ser D, 3.700%, 8/1/23	28,107
15,000	Duke Energy Progress LLC, 4.150%, 12/1/44	18,700
13,000	Edison International, 4.125%, 3/15/28	13,338
30,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	32,788
16,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	19,433
28,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	25,245
27,000	PacifiCorp., 5.750%, 4/1/37	37,048
13,000	Virginia Electric & Power Co., 3.300%, 12/1/49	15,039

Principal Amount		Market Value
	Utilities — (Continued)
$34,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 2.393%, 5/15/67(A)	$27,593

		238,577

	Communication Services — 1.3%
7,000	Alphabet, Inc., 1.900%, 8/15/40	6,734
10,000	AT&T, Inc., 4.500%, 5/15/35	11,806
24,000	Booking Holdings, Inc., 3.600%, 6/1/26	26,586
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	33,531
14,000	Comcast Corp., 4.000%, 3/1/48	17,010
15,000	Comcast Corp., 4.150%, 10/15/28	18,075
14,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	15,571
8,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	12,430
22,000	T-Mobile USA, Inc., 144a, 3.875%, 4/15/30	24,962
25,000	Verizon Communications, Inc., 5.012%, 4/15/49	35,984
13,000	ViacomCBS, Inc., 4.950%, 5/19/50	15,254

		217,943

	Real Estate — 1.2%
14,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	15,869
23,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	25,736
30,000	Equinix, Inc. REIT, 2.900%, 11/18/26	32,356
22,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	22,299
16,000	Life Storage LP REIT, 2.200%, 10/15/30	15,959
15,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	16,310
16,000	Realty Income Corp. REIT, 3.250%, 1/15/31	17,706
17,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	18,383
5,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	5,358
16,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	17,157
17,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	18,238

		205,371

	Consumer Discretionary — 0.9%
8,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	7,981
12,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	12,697
4,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	4,666
20,000	Home Depot, Inc. (The), 5.950%, 4/1/41	30,242
24,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	24,715
24,000	Lowe’s Cos, Inc., 4.500%, 4/15/30	29,773
21,000	Toyota Motor Credit Corp. MTN, 0.500%, 8/14/23	21,045
22,000	Walmart, Inc., 2.850%, 7/8/24	23,904

		155,023

	Energy — 0.9%
21,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	22,616
14,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	16,627
14,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	12,076
18,000	Diamondback Energy, Inc., 2.875%, 12/1/24	18,225
21,000	Energy Transfer Partners LP, 4.950%, 6/15/28	22,252
28,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	35,641
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	22,559

		149,996

	Materials — 0.4%
37,000	Ecolab, Inc., 4.800%, 3/24/30	47,195
19,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	23,603

		70,798

	Total Corporate Bonds	$3,024,657

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value

	U.S. Treasury Obligations — 11.8%
$125,000	U.S. Treasury Bond, 1.375%, 8/15/50	$122,676
125,000	U.S. Treasury Note, 0.125%, 8/31/22	124,995
440,000	U.S. Treasury Note, 0.375%, 3/31/22	441,598
350,000	U.S. Treasury Note, 1.375%, 1/31/22	355,811
950,000	U.S. Treasury Note, 1.500%, 11/30/24	1,000,320

	Total U.S. Treasury Obligations	$2,045,400

	U.S. Government Mortgage-Backed Obligations — 5.7%
198,522	FHLMC, Pool #G05624, 4.500%, 9/1/39	223,269
137,861	FHLMC, Pool #Q29260, 4.000%, 10/1/44	152,345
77,271	FNMA, Pool #725423, 5.500%, 5/1/34	90,974
72,280	FNMA, Pool #725610, 5.500%, 7/1/34	85,110
18,398	FNMA, Pool #890310, 4.500%, 12/1/40	20,678
67,290	FNMA, Pool #AD9193, 5.000%, 9/1/40	76,957
302,195	FNMA, Pool #AL5718, 3.500%, 9/1/44	333,162

	Total U.S. Government Mortgage-Backed Obligations	$982,495

Shares

	Exchange-Traded Fund — 1.7%
2,738	iShares JP Morgan USD Emerging Markets Bond ETF	$303,617

	Short-Term Investment Fund — 1.2%
216,260	Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	$216,260

	Total Investment Securities — 100.1%
	(Cost $13,458,891)	$17,350,277

	Liabilities in Excess of Other Assets — (0.1)%	(19,333)

	Net Assets — 100.0%	$17,330,944

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2020.
*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

PortfolioAbbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR- Secured Overnight Financing Rate

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities were valued at $315,398 or 1.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs ormethodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$10,777,848	$—	$—	$10,777,848
Corporate Bonds	—	3,024,657	—	3,024,657
U.S. Treasury Obligations	—	2,045,400	—	2,045,400
U.S. Government Mortgage-Backed Obligations	—	982,495	—	982,495
Exchange-Traded Fund	303,617			303,617
Short-Term Investment Fund	216,260	—	—	216,260

Total	$11,297,725	$6,052,552	$—	$17,350,277

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Bond Fund – September 30, 2020 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 50.3%
	Financials — 10.0%
$224,000	Ally Financial, Inc., 5.750%, 11/20/25	$251,145
215,000	American Financial Group, Inc., 5.250%, 4/2/30	260,434
276,000	Ares Capital Corp., 3.250%, 7/15/25	273,389
244,000	Bank of America Corp., 3.705%, 4/24/28	275,911
390,000	Bank of America Corp. MTN, 4.000%, 1/22/25	434,460
326,000	Bank of Montreal (Canada), 3.803%, 12/15/32	363,355
230,000	Bank of Nova Scotia (The), (Canada), (3M LIBOR +0.620%), 0.847%, 9/19/22(A)	231,992
316,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	330,690
172,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	223,813
320,000	Citigroup, Inc., (3M LIBOR +1.430%), 1.676%, 9/1/23(A)	325,328
219,000	Citigroup, Inc., 3.200%, 10/21/26	241,579
138,000	Citigroup, Inc., 4.750%, 5/18/46	173,187
217,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	224,053
355,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.850%, 2/15/27(A)	322,920
126,000	Credit Acceptance Corp., 6.625%, 3/15/26	130,095
171,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	180,500
69,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	69,863
398,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 1.264%, 7/24/23(A)	400,214
177,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	198,404
262,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	272,493
200,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	221,337
200,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	209,485
249,000	JPMorgan Chase & Co., 2.956%, 5/13/31	267,153
327,000	JPMorgan Chase & Co., 3.509%, 1/23/29	367,813
334,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	365,924
200,000	Mastercard, Inc., 3.300%, 3/26/27	227,979
46,000	MGIC Investment Corp., 5.250%, 8/15/28	47,445
303,000	Morgan Stanley, 3.950%, 4/23/27	343,472
89,000	Navient Corp., 5.500%, 1/25/23	89,566
34,000	Navient Corp., 5.875%, 10/25/24	33,809
89,000	Navient Corp., 7.250%, 9/25/23	91,893
369,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	413,004
235,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	265,509
248,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.795%, 1/15/27(A)	231,706
35,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	35,438
356,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.816%, 6/1/28(A)	325,882
25,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 3.375%, 8/31/27	23,981
112,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	119,771
42,000	Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	41,475
116,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	122,225
54,000	Springleaf Finance Corp., 8.875%, 6/1/25	59,805
117,000	State Street Corp., 144a, (SOFR +2.690%), 2.825%, 3/30/23(A)	121,062
296,000	Toronto-Dominion Bank (The) (Canada) MTN, 1.150%, 6/12/25	300,806

Principal Amount		Market Value
	Financials — (Continued)
$496,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.950%, 5/15/27(A)	$465,816
210,000	Truist Financial Corp. MTN, 2.850%, 10/26/24	227,566

		10,203,747

	Communication Services — 5.4%
102,000	Alphabet, Inc., 1.900%, 8/15/40	98,131
71,000	Altice France SA (France), 144a, 7.375%, 5/1/26	74,401
36,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	35,640
232,000	AT&T, Inc., 4.500%, 5/15/35	273,910
33,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	34,203
32,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	33,601
118,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	124,933
21,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	22,097
239,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	259,016
23,000	CenturyLink, Inc., 144a, 4.000%, 2/15/27	23,366
265,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	355,432
203,000	Comcast Corp., 4.000%, 3/1/48	246,638
248,000	Comcast Corp., 4.150%, 10/15/28	298,845
107,000	CommScope, Inc., 144a, 5.500%, 3/1/24	109,950
17,000	CommScope, Inc., 144a, 7.125%, 7/1/28	17,468
222,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	246,911
121,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	188,001
81,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	57,308
237,000	DISH DBS Corp., 6.750%, 6/1/21	242,925
37,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	36,168
181,000	Front Range BidCo, Inc., 144a, 4.000%, 3/1/27	178,145
35,000	GCI LLC, 144a, 4.750%, 10/15/28	35,350
144,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	149,400
35,000	Lamar Media Corp., 144a, 4.875%, 1/15/29	36,400
70,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	69,125
41,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	42,128
19,000	MDC Partners, Inc., 144a, 6.500%, 5/1/24	17,338
56,000	Meredith Corp., 144a, 6.500%, 7/1/25	57,680
145,000	Netflix, Inc., 4.875%, 4/15/28	162,038
40,000	Netflix, Inc., 144a, 5.375%, 11/15/29	47,146
37,000	Nexstar Broadcasting, Inc., 144a, 4.750%, 11/1/28	37,686
72,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 6.250%, 6/15/25	74,160
196,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	179,340
14,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	13,055
24,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	23,880
82,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	87,945
129,000	TEGNA, Inc., 144a, 5.000%, 9/15/29	127,388
98,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	113,680
55,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	65,450
24,000	T-Mobile USA, Inc., 4.500%, 2/1/26	24,730
326,000	T-Mobile USA, Inc., 144a, 3.875%, 4/15/30	369,886
57,000	VeriSign, Inc., 5.250%, 4/1/25	62,985
410,000	Verizon Communications, Inc., 5.012%, 4/15/49	590,139
185,000	ViacomCBS, Inc., 4.950%, 5/19/50	217,071

		5,561,089

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 50.3% (Continued)
	Health Care — 5.4%
$58,000	Abbott Laboratories, 3.750%, 11/30/26	$67,332
276,000	AbbVie, Inc., 4.450%, 5/14/46	328,686
163,000	AbbVie, Inc., 144a, 3.800%, 3/15/25	180,741
289,000	AbbVie, Inc., 144a, 5.000%, 12/15/21	301,354
38,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	38,523
226,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	255,511
24,000	AMN Healthcare, Inc., 144a, 4.625%, 10/1/27	24,600
91,000	AMN Healthcare, Inc., 144a, 5.125%, 10/1/24	93,161
21,000	Avon International Operations, Inc. (United Kingdom), 144a, 7.875%, 8/15/22	21,247
215,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	220,106
70,000	Bausch Health Cos, Inc., 144a, 6.250%, 2/15/29	71,999
73,000	Becton Dickinson and Co., (3M LIBOR +1.030%), 1.280%, 6/6/22(A)	73,505
145,000	Becton Dickinson and Co., 4.685%, 12/15/44	179,284
223,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	313,597
249,000	Cigna Corp., 4.375%, 10/15/28	296,200
117,000	CommonSpirit Health, 4.187%, 10/1/49	124,483
185,000	CommonSpirit Health, 4.200%, 8/1/23	199,510
320,000	CVS Health Corp., 4.300%, 3/25/28	374,551
191,000	CVS Health Corp., 5.125%, 7/20/45	241,326
52,000	DaVita, Inc., 144a, 3.750%, 2/15/31	50,105
49,000	DaVita, Inc., 144a, 4.625%, 6/1/30	50,191
285,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	318,788
35,000	Encompass Health Corp., 4.500%, 2/1/28	35,175
20,000	Encompass Health Corp., 4.625%, 4/1/31	20,000
46,000	HCA, Inc., 3.500%, 9/1/30	46,868
149,000	HCA, Inc., 5.375%, 2/1/25	163,155
21,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	22,549
112,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	115,080
16,000	LifePoint Health, Inc., 144a, 6.750%, 4/15/25	16,840
215,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	217,688
39,000	Medtronic Global Holdings SCA, 3.350%, 4/1/27	44,354
228,000	Mylan, Inc., 4.550%, 4/15/28	265,599
122,000	Select Medical Corp., 144a, 6.250%, 8/15/26	126,880
54,000	Teleflex, Inc., 4.875%, 6/1/26	55,755
16,000	Teleflex, Inc., 144a, 4.250%, 6/1/28	16,560
87,000	Tenet Healthcare Corp., 5.125%, 5/1/25	87,809
49,000	Tenet Healthcare Corp., 144a, 7.500%, 4/1/25	52,675
304,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	349,241

		5,461,028

	Consumer Staples — 5.2%
157,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	160,641
137,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	139,226
8,000	American Builders & Contractors Supply Co., Inc., 144a, 5.875%, 5/15/26	8,300
427,000	Anheuser-Busch Cos, LLC / Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.900%, 2/1/46	526,503
173,000	BAT International Finance PLC (United Kingdom), 1.668%, 3/25/26	173,588
137,000	Cardtronics, Inc. / Cardtronics USA, Inc., 144a, 5.500%, 5/1/25†	137,000
131,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	136,895
294,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	279,300

Principal Amount		Market Value
	Consumer Staples — (Continued)
$311,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	$325,349
422,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	467,011
58,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	63,070
131,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	142,590
66,000	Kraft Heinz Foods Co., 144a, 3.875%, 5/15/27	69,908
213,000	Kroger Co. (The), 5.000%, 4/15/42	272,651
327,000	Mars, Inc., 144a, 3.875%, 4/1/39	385,158
84,000	Mattel, Inc., 144a, 6.750%, 12/31/25	88,620
39,000	Michaels Stores, Inc., 144a, 4.750%, 10/1/27	38,659
400,000	Mondelez International Holdings Netherlands BV, 144a, 2.125%, 9/19/22	412,790
145,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	145,000
19,000	Performance Food Group, Inc., 144a, 6.875%, 5/1/25	20,235
155,000	Pilgrim’s Pride Corp., 144a, 5.750%, 3/15/25	157,906
20,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	20,575
17,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	17,425
53,000	QVC, Inc., 4.375%, 9/1/28	54,060
86,000	QVC, Inc., 4.750%, 2/15/27	88,339
286,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	321,847
209,000	Staples, Inc., 144a, 7.500%, 4/15/26	193,149
160,000	Starbucks Corp., 3.350%, 3/12/50	164,189
75,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 7.000%, 7/15/26	80,063
154,000	Sysco Corp., 5.950%, 4/1/30	195,184
60,000	US Foods, Inc., 144a, 6.250%, 4/15/25	63,525

		5,348,756

	Industrials — 5.2%
128,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	136,169
244,000	Bemis Co., Inc., 2.630%, 6/19/30	260,096
77,000	Boeing Co. (The), 5.040%, 5/1/27	84,770
154,000	Boeing Co. (The), 5.805%, 5/1/50	186,306
265,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	382,928
74,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	75,665
143,000	Carrier Global Corp., 144a, 3.577%, 4/5/50	151,913
167,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	175,559
370,000	CRH America Finance, Inc. (Ireland), 144a, 4.500%, 4/4/48	428,910
297,000	Eagle Materials, Inc., 4.500%, 8/1/26	308,119
138,000	Embraer Netherlands Finance BV (Brazil), 5.050%, 6/15/25	132,480
140,000	Embraer Netherlands Finance BV (Brazil), 5.400%, 2/1/27	132,930
331,000	FedEx Corp., 5.100%, 1/15/44	423,635
88,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	86,680
16,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	17,640
290,000	John Deere Capital Corp. MTN, 2.450%, 1/9/30	315,350
87,000	Moog, Inc., 144a, 4.250%, 12/15/27	88,962
49,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	50,470
237,000	Norfolk Southern Corp., 4.837%, 10/1/41	311,250
170,000	Otis Worldwide Corp., 3.112%, 2/15/40	181,995
52,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	56,323
59,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	59,000

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 50.3% (Continued)
	Industrials — (Continued)
$28,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 4.000%, 10/15/27	$28,210
278,000	Roper Technologies, Inc., 2.950%, 9/15/29	306,003
49,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	48,363
14,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	14,560
15,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	15,619
92,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	96,075
11,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	11,963
36,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	37,277
1,606	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 9/3/22	1,495
24,000	US Concrete, Inc., 144a, 5.125%, 3/1/29	24,060
238,000	Vulcan Materials Co., 4.500%, 4/1/25	271,115
49,000	WESCO Distribution, Inc., 144a, 7.250%, 6/15/28	53,688
36,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	38,470
94,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	99,565
227,000	Xylem, Inc., 1.950%, 1/30/28	236,524

		5,330,137

	Consumer Discretionary — 4.2%
140,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	143,550
29,000	Adient US LLC, 144a, 7.000%, 5/15/26	31,059
97,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.250%, 3/15/25	88,275
115,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	112,700
77,000	Carnival Corp., 144a, 11.500%, 4/1/23	86,290
59,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	59,295
9,000	Colt Merger Sub, Inc., 144a, 5.750%, 7/1/25	9,281
15,000	Colt Merger Sub, Inc., 144a, 6.250%, 7/1/25	15,679
21,000	Dana, Inc., 5.625%, 6/15/28	21,696
24,000	Delta Air Lines, Inc., 3.750%, 10/28/29	20,467
28,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	29,072
45,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	45,844
45,000	Ford Motor Co., 9.000%, 4/22/25	51,593
138,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	137,673
200,000	Ford Motor Credit Co. LLC MTN, 4.389%, 1/8/26	197,718
90,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	95,225
165,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	192,475
77,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	77,000
32,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	31,440
221,000	Home Depot, Inc. (The), 5.950%, 4/1/41	334,177
316,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	325,417
126,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	133,608
117,000	Lennar Corp., 4.750%, 4/1/21	118,024
76,000	Lennar Corp., 4.750%, 5/30/25	82,945
20,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	20,000
300,000	Lowe’s Cos, Inc., 4.500%, 4/15/30	372,167
34,000	Marriott International, Inc., 4.625%, 6/15/30	36,412
15,000	Meritor, Inc., 6.250%, 2/15/24	15,300
36,000	Meritor, Inc., 144a, 6.250%, 6/1/25	37,620
107,000	Quad/Graphics, Inc., 7.000%, 5/1/22	94,160
37,000	Royal Caribbean Cruises Ltd., 144a, 11.500%, 6/1/25	42,922
45,000	Taylor Morrison Communities, Inc., 144a, 5.875%, 6/15/27	49,500
120,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	127,800

Principal Amount		Market Value
	Consumer Discretionary — (Continued)
$306,000	Toyota Motor Credit Corp. MTN, 0.500%, 8/14/23	$306,660
16,000	TRI Pointe Group, Inc., 5.700%, 6/15/28	17,520
142,000	United Rentals North America, Inc., 3.875%, 11/15/27	146,260
157,000	United Rentals North America, Inc., 5.875%, 9/15/26	165,439
13,000	Vail Resorts, Inc., 144a, 6.250%, 5/15/25	13,796
324,000	Walmart, Inc., 2.850%, 7/8/24	352,036
25,000	WMG Acquisition Corp., 144a, 3.000%, 2/15/31	24,306
16,000	Wyndham Hotels & Resorts, Inc., 144a, 4.375%, 8/15/28	15,520
49,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	49,858

		4,327,779

	Information Technology — 3.5%
335,000	Apple, Inc., 2.750%, 1/13/25	362,779
228,000	Apple, Inc., 4.650%, 2/23/46	318,223
29,000	Black Knight InfoServ LLC, 144a, 3.625%, 9/1/28	29,308
53,000	Booz Allen Hamilton, Inc., 144a, 3.875%, 9/1/28	54,407
25,000	Boxer Parent Co., Inc., 144a, 7.125%, 10/2/25	26,702
94,000	Camelot Finance SA, 144a, 4.500%, 11/1/26	95,880
108,000	CDK Global, Inc., 4.875%, 6/1/27	113,670
282,000	Fiserv, Inc., 3.500%, 7/1/29	321,456
350,000	Global Payments, Inc., 2.650%, 2/15/25	371,443
300,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	339,240
37,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	38,480
14,000	Logan Merger Sub, Inc., 144a, 5.500%, 9/1/27	14,162
35,000	Microchip Technology, Inc., 144a, 4.250%, 9/1/25	36,314
142,000	Micron Technology, Inc., 5.327%, 2/6/29	170,777
144,000	Microsoft Corp., 3.500%, 2/12/35	177,653
6,000	NCR Corp., 144a, 8.125%, 4/15/25	6,632
319,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	377,136
60,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	60,694
170,000	Oracle Corp., 2.650%, 7/15/26	185,608
110,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	116,899
214,000	Visa, Inc., 4.150%, 12/14/35	277,116
41,000	Western Digital Corp., 4.750%, 2/15/26	44,408
74,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	73,132

		3,612,119

	Energy — 3.5%
270,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	270,834
106,000	Apache Corp., 4.875%, 11/15/27	100,170
321,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	345,700
221,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	262,463
202,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	174,237
40,000	Cenovus Energy, Inc. (Canada), 5.375%, 7/15/25	38,497
297,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	341,953
36,000	Cheniere Energy Partners LP, 5.250%, 10/1/25	36,864
16,000	Cheniere Energy, Inc., 144a, 4.625%, 10/15/28	16,420
22,000	Continental Resources, Inc., 4.900%, 6/1/44	16,570
83,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	75,323
7,000	Endeavor Energy Resources LP / EER Finance, Inc., 144a, 6.625%, 7/15/25	7,193
328,000	Energy Transfer Partners LP, 4.950%, 6/15/28	347,555
86,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	78,045
13,000	Global Partners LP / GLP Finance Corp., 144a, 6.875%, 1/15/29	13,130

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 50.3% (Continued)
	Energy — (Continued)
$19,000	MEG Energy Corp. (Canada), 144a, 6.500%, 1/15/25	$18,637
110,000	Montage Resources Corp., 8.875%, 7/15/23	111,788
88,000	Murphy Oil Corp., 6.375%, 12/1/42	69,080
238,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	302,951
196,000	NuStar Logistics LP, 5.625%, 4/28/27	193,586
7,000	Occidental Petroleum Corp., 4.100%, 2/15/47	4,726
72,000	Occidental Petroleum Corp., 4.200%, 3/15/48	49,500
105,000	Occidental Petroleum Corp., 6.625%, 9/1/30	96,863
56,000	Occidental Petroleum Corp., 8.500%, 7/15/27	56,432
51,000	ONEOK, Inc., 6.350%, 1/15/31	59,281
147,000	PDC Energy, Inc., 5.750%, 5/15/26	136,497
28,000	Range Resources Corp., 144a, 9.250%, 2/1/26	28,770
14,000	Rattler Midstream LP, 144a, 5.625%, 7/15/25	14,105
16,000	Southwestern Energy Co., 8.375%, 9/15/28	15,722
50,000	Sunoco LP / Sunoco Finance Corp., 6.000%, 4/15/27	51,375
112,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	105,280
119,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	125,843

		3,565,390

	Real Estate — 3.2%
166,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	188,164
147,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	144,571
351,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	392,760
48,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	53,389
230,000	Equinix, Inc. REIT, 2.900%, 11/18/26	248,062
77,000	GEO Group, Inc. (The) REIT, 5.875%, 1/15/22	74,550
77,000	GLP Capital LP / GLP Financing II, Inc. REIT, 5.375%, 4/15/26	85,339
278,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	281,784
72,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	75,060
170,000	Life Storage LP REIT, 2.200%, 10/15/30	169,566
147,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	155,861
181,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	196,805
100,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	103,000
204,000	Realty Income Corp. REIT, 3.250%, 1/15/31	225,756
282,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	304,935
21,000	SBA Communications Corp. REIT, 144a, 3.875%, 2/15/27	21,315
96,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	102,873
180,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	193,014
244,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	261,763

		3,278,567

	Utilities — 3.1%
213,000	American Water Capital Corp., 6.593%, 10/15/37	323,853
28,000	Calpine Corp., 144a, 5.000%, 2/1/31	28,540
14,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	14,455
35,000	DPL, Inc., 4.350%, 4/15/29	37,363
354,000	DTE Energy Co. Ser D Series D, 3.700%, 8/1/23	382,689
91,000	Duke Energy Progress LLC, 4.150%, 12/1/44	113,444
202,000	Edison International, 4.125%, 3/15/28	207,251
218,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	259,101
85,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	92,898
234,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	284,200

Principal Amount		Market Value
	Utilities — (Continued)
$393,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	$354,337
124,000	PacifiCorp., 5.750%, 4/1/37	170,145
38,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	39,425
75,000	PG&E Corp., 5.000%, 7/1/28	72,750
14,000	PG&E Corp., 5.250%, 7/1/30	13,545
46,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	42,665
134,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	134,000
198,000	Virginia Electric & Power Co., 3.300%, 12/1/49	229,058
492,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 2.393%, 5/15/67(A)	399,288

		3,199,007

	Materials — 1.6%
40,000	Alcoa Nederland Holding BV, 144a, 6.750%, 9/30/24	41,250
162,000	Alcoa Nederland Holding BV, 144a, 7.000%, 9/30/26	169,695
9,000	Arconic Corp., 144a, 6.000%, 5/15/25	9,611
83,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	87,731
7,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	7,018
62,000	Commercial Metals Co., 5.750%, 4/15/26	64,480
80,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	74,000
196,000	Ecolab, Inc., 4.800%, 3/24/30	250,006
54,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.750%, 5/15/22	55,283
180,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	188,019
6,000	Hudbay Minerals, Inc. (Peru), 144a, 6.125%, 4/1/29	5,940
72,000	Hudbay Minerals, Inc. (Peru), 144a, 7.625%, 1/15/25	73,260
16,000	Minerals Technologies, Inc., 144a, 5.000%, 7/1/28	16,557
75,000	Novelis Corp., 144a, 5.875%, 9/30/26	77,063
80,000	Nufarm Australia Ltd. / Nufarm Americas, Inc.
	(Australia), 144a, 5.750%, 4/30/26	81,608
293,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	363,989
10,000	WR Grace & Co., 144a, 4.875%, 6/15/27	10,327

		1,575,837

	Total Corporate Bonds	$51,463,456

	U.S. Treasury Obligations — 15.7%
4,235,000	U.S. Treasury Bond, 1.375%, 8/15/50	4,156,255
747,000	U.S. Treasury Bond, 2.250%, 8/15/49	890,943
1,995,000	U.S. Treasury Note, 0.125%, 8/31/22	1,994,922
3,870,000	U.S. Treasury Note, 0.375%, 3/31/22	3,884,059
3,633,000	U.S. Treasury Note, 0.625%, 5/15/30	3,622,214
515,000	U.S. Treasury Note, 1.500%, 11/30/24	542,279
910,000	U.S. Treasury Note, 1.750%, 12/31/20	913,666

	Total U.S. Treasury Obligations	$16,004,338

	Asset-Backed Securities — 9.3%
375,000	Apidos CLO XVIII (Cayman Islands), Ser 2015-23A, Class AR, 144a, (3M LIBOR +1.220%), 2.821%, 4/15/33(A)	371,743
265,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 1.398%, 10/22/30(A)	262,081
400,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.275%, 1/15/33(A)	400,309
250,000	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	252,825

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 9.3% (Continued)
$275,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 1.621%, 10/21/31(A)	$273,106
143,930	Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	144,224
714,125	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	755,351
546,816	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	552,676
297,853	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	300,779
206,689	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	206,989
130,630	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	130,843
297,750	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	305,227
268,000	Jersey Mike’s Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	285,013
257,050	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	260,294
242,500	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	246,011
29,081	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	28,833
700,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 1.871%, 10/21/30(A)	685,376
275,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR +1.650%), 1.922%, 4/20/31(A)	274,999
400,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR +1.900%), 2.180%, 11/15/32(A)	399,147
750,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.080%), 1.232%, 7/15/38(A)	740,660
330,000	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	330,590
325,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	337,128
380,691	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	412,414
380,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 1.405%, 10/15/30(A)	375,886
275,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 1.542%, 7/20/32(A)	272,167
899,563	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	929,788

	Total Asset-Backed Securities	$9,534,459

	U.S. Government Mortgage-Backed Obligations — 6.6%
79,645	FHLMC, Pool #A95946, 4.000%, 1/1/41	87,448
66,574	FHLMC, Pool #A96485, 4.500%, 1/1/41	74,945
17,321	FHLMC, Pool #G03217, 5.500%, 9/1/37	19,746
10,417	FHLMC, Pool #G03781, 6.000%, 1/1/38	12,190
372,229	FHLMC, Pool #G05624, 4.500%, 9/1/39	418,629
495,491	FHLMC, Pool #Q29056, 4.000%, 10/1/44	543,926
225,940	FHLMC, Pool #Q29260, 4.000%, 10/1/44	249,676
4,549	FNMA, Pool #561741, 7.500%, 1/1/31	5,265
290,784	FNMA, Pool #725423, 5.500%, 5/1/34	342,350
267,704	FNMA, Pool #725610, 5.500%, 7/1/34	315,223
6,548	FNMA, Pool #889734, 5.500%, 6/1/37	7,610

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 6.6% (Continued)
$43,455	FNMA, Pool #AB1149, 5.000%, 6/1/40	$50,014
44,418	FNMA, Pool #AB1800, 4.000%, 11/1/40	49,356
75,187	FNMA, Pool #AD3795, 4.500%, 4/1/40	84,538
110,927	FNMA, Pool #AD9150, 5.000%, 8/1/40	127,801
224,299	FNMA, Pool #AD9193, 5.000%, 9/1/40	256,523
140,553	FNMA, Pool #AE0548, 4.500%, 11/1/40	158,189
104,495	FNMA, Pool #AE4429, 4.000%, 10/1/40	115,132
6,283	FNMA, Pool #AH2666, 4.000%, 1/1/26	6,662
12,035	FNMA, Pool #AH3493, 4.000%, 2/1/26	12,793
173,996	FNMA, Pool #AJ5457, 4.000%, 11/1/41	191,913
169,304	FNMA, Pool #AL0054, 4.500%, 2/1/41	190,500
374,361	FNMA, Pool #AL5718, 3.500%, 9/1/44	412,723
393,460	FNMA, Pool #AR9195, 3.000%, 3/1/43	424,741
159,458	FNMA, Pool #AS7813, 4.000%, 8/1/46	173,017
408,347	FNMA, Pool #AT2016, 3.000%, 4/1/43	436,332
417,944	FNMA, Pool #BC1158, 3.500%, 2/1/46	445,857
209,946	FNMA, Pool #MA1175, 3.000%, 9/1/42	223,376
111,072	FNMA, Pool #MA2177, 4.000%, 2/1/35	121,060
148,020	GNMA, Pool #4853, 4.000%, 11/20/40	161,549
103,391	GNMA, Pool #4883, 4.500%, 12/20/40	114,765
400,704	GNMA, Pool #5175, 4.500%, 9/20/41	444,929
14,820	GNMA, Pool #679437, 6.000%, 11/15/22	14,952
40,708	GNMA, Pool #736696, 4.500%, 5/15/40	44,800
200,188	GNMA, Pool #AD1745, 3.000%, 2/20/43	215,798
158,328	GNMA, Pool #MA1157, 3.500%, 7/20/43	171,607

	Total U.S. Government Mortgage-Backed Obligations	$6,725,935

Shares

Exchange-Traded Fund — 4.9%
45,431	iShares JP Morgan USD Emerging Markets Bond ETF	$5,037,844

Principal Amount		Market Value

	Non-Agency Collateralized Mortgage Obligations — 4.4%
$208,877	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.600%, 7/25/43(A)(B)	209,311
658,079	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.575%, 6/25/45(A)(B)	684,142
492,025	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.745%, 10/25/45(A)(B)	508,139
547,232	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.397%, 5/25/43(A)(B)	552,306
434,043	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.930%, 1/25/45(A)(B)	431,981
291,169	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.844%, 12/25/44(A)(B)	291,445
181,444	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	199,017
1,586	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	1,603
311,903	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.500%, 3/25/43(A)(B)	321,053
528,077	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.509%, 1/25/47(A)(B)	536,737
91,102	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	64,884

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 4.4% (Continued)
$186,923	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.620%, 2/25/43(A)(B)	$190,324
189,304	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.553%, 8/25/43(A)(B)	191,486
255,229	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.498%, 5/25/43(A)(B)	260,708
32,983	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	33,802

	Total Non-Agency Collateralized Mortgage Obligations	$4,476,938

	Commercial Mortgage-Backed Securities — 3.6%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	787,216
750,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.402%, 7/15/35(A)	719,180
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(B)	382,039
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	380,238
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	267,018
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.020%, 11/15/35(A)	335,818
675,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	770,389

	Total Commercial Mortgage-Backed Securities	$3,641,898

	Agency Collateralized Mortgage Obligations —1.4%
846,713	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	954,758
53,866	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	57,363
408,775	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	439,649

	Total Agency Collateralized Mortgage Obligations	$ 1,451,770

	Municipal Bond — 0.3%
	New York — 0.3%
$320,000	NY Housing Development Corp., Ref 8 Spruce Street Class B, 3.864%, 2/15/48	343,370

Shares

	Short-Term Investment Funds — 3.6%
3,601,253	Dreyfus Government Cash Management, Institutional Shares, 0.02% ¥Ω	3,601,253
52,825	Invesco Government & Agency Portfolio, Institutional Class, 0.02%**¥Ω	52,825

	Total Short-Term Investment Funds	$3,654,078

	Total Investment Securities —100.1%
	(Cost $96,784,119)	$102,334,086
	Liabilities in Excess of Other Assets — (0.1%)	(53,940)

	Net Assets — 100.0%	$102,280,146

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2020.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2020 was $50,550.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities were valued at $32,811,232 or 32.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

OtherInformation:

The inputs ormethodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$51,463,456	$—	$51,463,456
U.S. Treasury Obligations	—	16,004,338	—	16,004,338
Asset-Backed Securities	—	9,534,459	—	9,534,459
U.S. Government Mortgage-Backed Obligations	—	6,725,935	—	6,725,935
Exchange-Traded Fund	5,037,844	—	—	5,037,844
Non-Agency Collateralized Mortgage Obligations	—	4,476,938	—	4,476,938
Commercial Mortgage-Backed Securities	—	3,641,898	—	3,641,898
Agency Collateralized Mortgage Obligations	—	1,451,770	—	1,451,770
Municipal Bond	—	343,370	—	343,370
Short-Term Investment Funds	3,654,078	—	—	3,654,078

Total Assets	$8,691,922	$93,642,164	$—	$102,334,086

Liabilities:
Other Financial Instruments*
Futures Interest Rate Contracts	$(2,273)	$—	$—	$(2,273)

Total	$8,689,649	$93,642,164	$—	$102,331,813

*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures contracts.

Touchstone Bond Fund (Unaudited) (Continued)

Futures Contracts

The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2020:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Long Futures:
Ultra Long U.S. Treasury Bond Futures	12/21/2020	8	$1,776,773	$(2,273)

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Common Stock Fund – September 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 99.9%
Information Technology — 27.5%
Apple, Inc.	140,829	$16,309,407
Avnet, Inc.	62,054	1,603,475
International Business Machines Corp.	22,843	2,779,308
Microsoft Corp.	76,893	16,172,905
Oracle Corp.	82,852	4,946,264
salesforce.com, Inc.*	32,289	8,114,872
SS&C Technologies Holdings, Inc.	37,962	2,297,460
Texas Instruments, Inc.	25,987	3,710,684
Workday, Inc. - Class A*	15,533	3,341,614

		59,275,989

Communication Services — 20.9%
Alphabet, Inc. - Class C*	9,023	13,260,201
AT&T, Inc.	88,597	2,525,900
Baidu, Inc. (China) ADR*	7,462	944,615
Comcast Corp. - Class A	134,365	6,215,725
Facebook, Inc. - Class A*	49,473	12,956,979
Fox Corp. - Class A	67,213	1,870,538
Netflix, Inc.*	7,955	3,977,739
Walt Disney Co. (The)	27,958	3,469,029

		45,220,726

Consumer Discretionary — 14.2%
Alibaba Group Holding Ltd. (China) ADR*	16,143	4,745,719
Amazon.com, Inc.*	3,978	12,525,648
Hilton Worldwide Holdings, Inc.	37,268	3,179,706
JD.com, Inc. (China) ADR*	53,709	4,168,356
Starbucks Corp.	36,262	3,115,631
Trip.com Group Ltd. (China) ADR*	91,613	2,852,829

		30,587,889

Financials — 11.0%
Bank of America Corp.	181,281	4,367,059
Berkshire Hathaway, Inc. - Class B*	53,530	11,398,678
Goldman Sachs Group, Inc. (The)	25,685	5,161,914
Signature Bank/NewYork NY	34,361	2,851,619

		23,779,270

Health Care — 10.6%
AmerisourceBergen Corp.	23,510	2,278,589
Bristol-Myers Squibb Co.	77,056	4,645,706
HCA Healthcare, Inc.	33,593	4,188,375
Johnson & Johnson	43,542	6,482,533
UnitedHealth Group, Inc.	16,842	5,250,830

		22,846,033

Industrials — 8.4%
Deere & Co.	21,696	4,808,485
FedEx Corp.	11,779	2,962,654
Hubbell, Inc.	27,193	3,721,090
Parker-Hannifin Corp.	12,785	2,586,917
Raytheon Technologies Corp.	70,967	4,083,441

		18,162,587

Consumer Staples — 3.4%
Monster Beverage Corp.*	48,551	3,893,790
Philip Morris International, Inc.	46,964	3,521,830

		7,415,620

	Shares	Market Value
Real Estate — 1.4%
Jones Lang LaSalle, Inc.	32,714	$3,129,421

Energy — 1.3%
Exxon Mobil Corp.	50,133	1,721,066
Schlumberger Ltd.	67,838	1,055,559

		2,776,625

Materials — 1.2%
DuPont de Nemours, Inc.	45,483	2,523,397

Total Common Stocks		$215,717,557

Short-Term Investment Fund — 0.2%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	319,055	$319,055

Total Investment Securities —100.1%
(Cost $143,003,003)		$216,036,612
Liabilities in Excess of Other Assets — (0.1%)		(109,192)

Net Assets — 100.0%		$215,927,420

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ADR-American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$215,717,557	$—	$—	$215,717,557
Short-Term Investment Fund	319,055	—	—	319,055

Total	$216,036,612	$—	$—	$216,036,612

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Small Company Fund – September 30, 2020 (Unaudited)

		Market
	Shares	Value
Common Stocks — 98.4%
Health Care — 21.7%
Addus HomeCare Corp.*	6,500	$614,315
Bio-Rad Laboratories, Inc. - Class A*	1,196	616,490
Bio-Techne Corp.	2,236	553,924
Chemed Corp.	1,310	629,259
Encompass Health Corp.	9,983	648,695
Ensign Group, Inc. (The)	11,500	656,190
Globus Medical, Inc. - Class A*	11,868	587,703
Haemonetics Corp.*	7,040	614,240
HMS Holdings Corp.*	24,500	586,775
Integra LifeSciences Holdings Corp.*	12,892	608,760
Magellan Health, Inc.*	8,100	613,818
NuVasive, Inc.*	11,197	543,838
Omnicell, Inc.*	8,631	644,391
Premier, Inc. - Class A	18,918	621,078
Progyny, Inc.*	22,300	656,289
Providence Service Corp. (The)*	7,131	662,541
Tactile Systems Technology, Inc.*	16,800	614,712
Vericel Corp.*	33,100	613,343
Vocera Communications, Inc.*	22,500	654,300

		11,740,661

Information Technology — 20.6%
8x8, Inc.*	39,000	606,450
Aspen Technology, Inc.*	5,258	665,610
Cerence, Inc.*	11,199	547,295
Envestnet, Inc.*	7,900	609,564
ExlService Holdings, Inc.*	10,087	665,439
J2 Global, Inc.*	8,885	615,020
KBR, Inc.	27,970	625,409
MAXIMUS, Inc.	8,687	594,278
Nice Ltd. (Israel) ADR*	2,568	583,013
Nuance Communications, Inc.*	18,498	613,949
Onto Innovation, Inc.*	43,308	1,289,712
Qualys, Inc.*	5,828	571,202
SPS Commerce, Inc.*	8,100	630,747
Tower Semiconductor Ltd. (Israel)*	33,800	615,836
Verint Systems, Inc.*	27,400	1,320,132
WNS Holdings Ltd. (India) ADR*	9,800	626,808

		11,180,464

Industrials — 20.2%
Aerojet Rocketdyne Holdings, Inc.*	15,900	634,251
ASGN, Inc.*	9,517	604,901
Clean Harbors, Inc.*	18,300	1,025,349
Crane Co.	11,582	580,606
Curtiss-Wright Corp.	11,500	1,072,490
Dycom Industries, Inc.*	11,100	586,302
Great Lakes Dredge & Dock Corp.*	70,400	669,504
ITT, Inc.	10,148	599,240
John Bean Technologies Corp.	5,700	523,773
Parsons Corp.*	19,300	647,322
Quanta Services, Inc.	20,733	1,095,946
RBC Bearings, Inc.*	4,300	521,203
Rexnord Corp.	21,380	637,979
SkyWest, Inc.	19,300	576,298
Watts Water Technologies, Inc. - Class A	6,305	631,446
Woodward, Inc.	6,861	549,978

		10,956,588

Consumer Discretionary — 16.2%
American Eagle Outfitters, Inc.†	63,300	937,473
Aritzia, Inc. (Canada)*	45,292	592,873

		Market
	Shares	Value
Consumer Discretionary — (Continued)
Fox Factory Holding Corp.*	8,700	$646,671
frontdoor, Inc.*	26,596	1,034,850
Grand Canyon Education, Inc.*	7,100	567,574
Malibu Boats, Inc. - Class A*	12,000	594,720
Oxford Industries, Inc.	14,315	577,753
Skyline Champion Corp.*	21,500	575,555
Steven Madden Ltd.	32,364	631,098
Strategic Education, Inc.	6,400	585,408
Texas Roadhouse, Inc.	8,978	545,773
TopBuild Corp.*	3,900	665,691
Zumiez, Inc.*	28,400	790,088

		8,745,527

Financials — 11.4%
Evercore, Inc. - Class A	20,400	1,335,384
Glacier Bancorp, Inc.	20,792	666,384
Old National Bancorp	51,400	645,584
Pacific Premier Bancorp, Inc.	33,100	666,634
TCF Financial Corp.	37,600	878,336
Webster Financial Corp.	24,373	643,691
Western Alliance Bancorp	20,677	653,807
WSFS Financial Corp.	25,500	687,735

		6,177,555

Real Estate — 4.8%
Corporate Office Properties Trust REIT	51,545	1,222,647
Healthcare Realty Trust, Inc. REIT	24,700	743,964
STAG Industrial, Inc. REIT	21,300	649,437

		2,616,048

Communication Services — 3.5%
Cargurus, Inc.*	28,200	609,966
Cogent Communications Holdings, Inc.	10,561	634,188
QuinStreet, Inc.*	40,280	638,035

		1,882,189

Total Common Stocks		$53,299,032

Short-Term Investment Funds — 4.2%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	1,446,027	$1,446,027
Invesco Government & Agency Portfolio, Institutional Class, 0.02%**¥Ω	825,318	825,318

Total Short-Term Investment Funds		$2,271,345

Total Investment Securities —102.6%
(Cost $47,094,068)		$55,570,377

Liabilitiesin Excess of Other Assets — (2.6%)		(1,420,621)

Net Assets — 100.0%		$54,149,756

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30,2020 was $855,218.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30,2020.

Portfolio Abbreviations:

ADR-American Depositary Receipt

REIT-Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$53,299,032	$—	$—	$53,299,032
Short-Term Investment Funds	2,271,345	—	—	2,271,345
Total	$55,570,377	$—	$—	$55,570,377

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Aggressive ETF Fund – September 30, 2020 (Unaudited)

	Shares	Market Value
Exchange-Traded Funds ~ — 97.1%
Equity Funds — 79.8%
iShares Core S&P Mid-Cap ETF	7,242	$1,342,015
iShares Core S&P Small-Cap ETF	4,965	348,692
Vanguard FTSE Developed Markets ETF	89,585	3,664,026
Vanguard FTSE Emerging Markets ETF	15,119	653,746
Vanguard S&P 500 ETF	25,154	7,738,628
Vanguard Value ETF	8,755	914,985

		14,662,092

Fixed Income Funds — 17.3%
iShares Broad USD High Yield Corporate Bond ETF	7,131	281,460
iShares Core Total USD Bond Market ETF	13,784	749,574
iShares Core US Aggregate Bond ETF	11,044	1,303,855
Vanguard Intermediate-Term Corporate Bond ETF	5,866	561,963
Vanguard Total International Bond ETF	4,868	283,245

		3,180,097

Total Exchange-Traded Funds		$17,842,189

Short-Term Investment Fund — 3.1%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	561,840	$561,840

Total Investment Securities — 100.2%
(Cost $15,570,079)		$18,404,029

Liabilities in Excess of Other Assets — (0.2%)		(29,633)

Net Assets — 100.0%		$18,374,396

~	The financial statements of the underlying funds can be found on the SEC website.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,842,189	$—	$—	$17,842,189
Short-Term Investment Fund	561,840	—	—	561,840

Total	$18,404,029	$—	$—	$18,404,029

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Conservative ETF Fund – September 30, 2020 (Unaudited)

	Shares	Market Value
Exchange-Traded Funds ~ — 97.6%
Fixed Income Funds — 57.7%
iShares Broad USD High Yield Corporate Bond ETF	20,951	$826,936
iShares Core Total USD Bond Market ETF	45,368	2,467,112
iShares Core US Aggregate Bond ETF	23,177	2,736,277
Vanguard Intermediate-Term Corporate Bond ETF	14,275	1,367,545
Vanguard Total International Bond ETF	7,186	418,117

		7,815,987

Equity Funds — 39.9%
iShares Core S&P Mid-Cap ETF	2,493	461,978
iShares Core S&P Small-Cap ETF	1,830	128,521
Vanguard FTSE Developed Markets ETF	29,950	1,224,955
Vanguard FTSE Emerging Markets ETF	4,702	203,314
Vanguard S&P 500 ETF	9,917	3,050,965
Vanguard Value ETF	3,223	336,836

		5,406,569

Total Exchange-Traded Funds		$13,222,556

Short-Term Investment Fund — 2.7%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	365,570	$365,570

Total Investment Securities — 100.3%
(Cost $11,600,243)		$13,588,126

Liabilities in Excess of Other Assets — (0.3%)		(35,500)

Net Assets — 100.0%		$13,552,626

~	The financial statements of the underlying funds can be found on the SEC website.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,222,556	$—	$—	$13,222,556
Short-Term Investment Fund	365,570	—	—	365,570

Total	$13,588,126	$—	$—	$13,588,126

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Moderate ETF Fund – September 30, 2020 (Unaudited)

	Shares	Market Value
Exchange-Traded Funds~ — 97.5%
Equity Funds — 59.9%
iShares Core S&P Mid-Cap ETF	5,017	$929,700
iShares Core S&P Small-Cap ETF	3,526	247,631
Vanguard FTSE Developed Markets ETF	59,302	2,425,452
Vanguard FTSE Emerging Markets ETF	10,160	439,318
Vanguard S&P 500 ETF	18,377	5,653,684
Vanguard Value ETF†	6,620	691,856

		10,387,641

Fixed Income Funds — 37.6%
iShares Broad USD High Yield Corporate Bond ETF†	13,466	531,503
iShares Core Total USD Bond Market ETF	35,511	1,931,088
iShares Core US Aggregate Bond ETF	19,323	2,281,274
Vanguard Intermediate-Term Corporate Bond ETF	13,740	1,316,292
Vanguard Total International Bond ETF	7,683	447,035

		6,507,192

Total Exchange-Traded Funds		$16,894,833

Short-Term Investment Funds — 5.8%
Dreyfus Government Cash Management, Institutional Shares, 0.02% ¥Ω	450,325	450,325
Invesco Government & Agency Portfolio, Institutional Class, 0.02%**¥Ω	545,900	545,900

Total Short-Term Investment Funds		$996,225

Total Investment Securities — 103.3%
(Cost $15,712,630)		$17,891,058

Liabilities in Excess of Other Assets — (3.3%)		(565,714)

Net Assets — 100.0%		$17,325,344

~	The financial statements of the underlying funds can be found on the SEC website.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2020 was $535,402
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$16,894,833	$—	$—	$16,894,833
Short-Term Investment Funds	996,225	—	—	996,225

Total	$17,891,058	$—	$—	$17,891,058

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

September 30, 2020 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2020, for each Fund’s investments is included in each Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2020.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.